Share Based Compensation - Summary of Share Option Activity (Detail)	12 Months Ended
Mar. 31, 2019 ₨ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of shares, Outstanding at beginning of period | shares	1,058,237
Number of shares, Granted | shares	625,124
Number of shares, Exercised | shares	(127,554)
Number of shares, Forfeited | shares	(62,570)
Number of shares, Outstanding at end of period | shares	1,493,237
Number of shares, Vested and exercisable | shares	432,063
Weighted average exercise price, Outstanding at beginning of period | ₨ / shares	₨ 690
Weighted average exercise price, Granted | ₨ / shares	777
Weighted average exercise price, Exercised | ₨ / shares	296
Weighted average exercise price, Forfeited | ₨ / shares	887
Weighted average exercise price, Outstanding at end of period | ₨ / shares	726
Weighted average exercise price, Vested and exercisable | ₨ / shares	₨ 510